Vanguard LifeStrategy Income Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Fund (11.8%)
Vanguard Total Stock Market Index Fund Investor Shares	7,591,206	716,534

International Stock Fund (8.3%)
Vanguard Total International Stock Index Fund Investor Shares	25,799,615	499,997

U.S. Bond Fund (55.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	296,900,308	3,369,818

International Bond Fund (23.8%)
Vanguard Total International Bond Index Fund Investor Shares	123,756,638	1,440,527

Total Investment Companies (Cost $5,132,386)		6,026,876
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
1 Vanguard Market Liquidity Fund, 0.107% (Cost $59,739)	597,390	59,739

Total Investments (100.5%) (Cost $5,192,125)		6,086,615
Other Assets and Liabilities -Net (-0.5%)		(31,420)
Net Assets (100%)		6,055,195
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2021	173	23,706	(49)

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of eac h contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

Oct. 31, 2020			Proceeds from	Realized	Change in		Capital Gain	Jan. 31, 2021
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund
	79,702	NA1	NA1	—	—	16	—	59,739
Vanguard Total Bond Market II Index Fund

	3,138,698	261,208	—	—	(30,088)	15,216	28,952	3,369,818
Vanguard Total International Bond Index Fund

	1,329,022	114,020	—	—	(2,515)	3,040	2,094	1,440,527
Vanguard Total International Stock Index Fund

	434,079	4,818	17,662	1,478	77,284	4,762	—	499,997
Vanguard Total Stock Market Index Fund

	617,040	32,749	35,678	1,928	100,495	2,693	—	716,534

Total	5,598,541	412,795	53,340	3,406	145,176	25,727	31,046	6,086,615
1 Not applicable—purchases and sales are for temporary cash investment purposes.